Other Liabilities, Provisions, Contingencies and Commitments - Contingencies (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Provisions	$ 4,685	$ 5,589
Indirect taxes
Disclosure of financial liabilities [line items]
Provisions	1,976	2,845	$ 3,153	$ 5,062
Labor
Disclosure of financial liabilities [line items]
Provisions	1,703	1,807	1,857	2,455
Legal
Disclosure of financial liabilities [line items]
Provisions	$ 1,006	$ 937	$ 1,293	$ 1,337